Restricted Net Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Net Assets
Percentage of funds kept aside for payment of dividends	10.00%
Net assets transfer restricted portion	¥ 164.1	¥ 212.5